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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2000 Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: _Petroleum & Resources Corporation________
Address: _7 St. Paul Street, Suite 1140_________ __________Baltimore, MD 21202___________________
__________________________________________
Form 13F File Number: 28-293_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: _Christine M. Griffith____________________
Title: Assistant Treasurer______________________
Phone: (410)752-5900____________________________
Signature, Place, and Date of Signing:
__(signed) Christine M. Griffith Baltimore, MD_ July 21, 2000 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]


Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ____76_________
Form 13F Information Table Value Total: $__611________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.

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                           FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COL. 6   COLUMN 7        COLUMN 8
-------------------------------  -------------  ----------  -------- ------------------  -------  -------- ----------------------
                                                             VALUE                       INVSTMT  OTHER
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    (x$1000)                     DSCRETN  MANAGERS
                                                                     SHARES/  SH/P PUT/                       VOTING AUTHORITY
                                                                     PRN AMT  RN   CALL
                                                                                                           SOLE    SHARED  NONE
AMERADA HESS CORP.              COM               023551104    6,175  100,000 SH         SOLE              100,000
ANADARKO PETROLEUM              COM               032511107    9,616  195,000 SH         SOLE              195,000
ANADARKO PETROLEUM              PUT               032511957      493   10,000      PUT
APACHE CORPORATION              COM               037411105    7,646  130,000 SH         SOLE              130,000
ATMOS ENERGY CORP               COM               049560105    3,500  200,000 SH         SOLE              200,000
AVERY DENNISON CORP.            COM               053611109    1,786   26,600 SH         SOLE               26,600
BJ SERVICES CO.                 COM               055482103   12,500  200,000 SH         SOLE              200,000
BP AMOCO PLC                    ADRS              055622104   27,263  482,000 SH         SOLE              482,000
BOISE CASCADE CORP.             COM               097383103    5,304  205,000 SH         SOLE              205,000
CALPINE CORP.                   COM               131347106    5,260   80,000 SH         SOLE               80,000
CALPINE CORP.                   CALL              131347906    1,315   20,000      CALL
CALPINE CAP. TRST 5.75% TIDES   PFD               131346207   10,391   87,500 SH         SOLE               87,500
CHEVRON CORP                    COM               166751107   12,721  150,000 SH         SOLE              150,000
COASTAL CORP                    COM               190441105   13,392  220,000 SH         SOLE              220,000
COLUMBIA ENERGY GROUP           COM               197648108    6,562  100,000 SH         SOLE              100,000
CONOCO INC, CLASS B             COM               208251405    7,369  300,000 SH         SOLE              300,000
CORE LABORATORIES N.V.          COM               N22717107    4,495  155,000 SH         SOLE              155,000
CORE LABORATORIES N.V.          PUT               N22717957      290   10,000      PUT
DEVON ENERGY CORP.              COM               25179M103    6,743  120,000 SH         SOLE              120,000
DEVON ENERGY CORP.              PUT               25179M953      562   10,000      PUT
DIAMOND OFFSHORE DRILLING, INC. COM               25271C102    3,400   96,800 SH         SOLE               96,800
DOVER CORP.                     COM               260003108    5,679  140,000 SH         SOLE              140,000
DYNEGY, INC. CLASS A            COM               26816Q101    6,831  100,000 SH         SOLE              100,000
DYNEGY, INC. CLASS A            PUT               16816Q951    1,366   20,000      PUT
EOG RESOURCES INC.              COM               26875P101    9,715  290,000 SH         SOLE              290,000
EL PASO ENERGY CORP.            COM               283905107    5,603  110,000 SH         SOLE              110,000
ENERGEN CORP                    COM               29265N108    7,719  353,900 SH         SOLE              353,900
ENGELHARD CORP.                 COM               292845104    4,266  250,000 SH         SOLE              250,000
ENRON CORP. $27.30 CUM CV SER J PFD               293561601   40,500   23,000 SH         SOLE               23,000
ENSCO INTERNATIONAL, INC.       COM               26874Q100    4,297  120,000 SH         SOLE              120,000
EQUITABLE RESOURCES             COM               294549100    8,709  180,500 SH         SOLE              180,500
EXXON MOBIL CORP                COM               30231G102   47,668  607,231 SH         SOLE              607,231
FORT JAMES CORP                 COM               347471104    6,244  270,000 SH         SOLE              270,000
FREEPORT MCMORAN COP.& GOLD A   COM               35671D105    1,164  127,603 SH         SOLE              127,603
GENERAL ELECTRIC CO.            COM               369604103   30,210  570,000 SH         SOLE              570,000
GLOBAL INDUSTRIES LTD           COM               379336100    4,594  243,400 SH         SOLE              243,400
GRANT PRIDECO INC.              COM               38821G101    3,475  139,000 SH         SOLE              139,000
HALLIBURTON CO.                 COM               406216101    7,078  150,000 SH         SOLE              150,000
HALLIBURTON CO.                 PUT               406216951      944   20,000      PUT
KINDER MORGAN 8.25%             PEPS              482620507    6,175  130,000 SH         SOLE              130,000
KERR MCGEE CORP                 COM               492386107   10,683  181,253 SH         SOLE              181,253
MEAD CORP                       COM               582834107    5,302  210,000 SH         SOLE              210,000
MURPHY OIL CORP.                COM               626717102    6,538  110,000 SH         SOLE              110,000
NABORS INDUSTRIES, INC.         COM               629568106   10,183  245,000 SH         SOLE              245,000
NABORS INDUSTRIES, INC.         PUT               629568956      416   10,000      PUT
NATIONAL FUEL GAS CO.           COM               636180101    4,875  100,000 SH         SOLE              100,000
NEW JERSEY RESOURCES            COM               646025106    7,042  185,000 SH         SOLE              185,000
NEWPARK RESOURCES INC.          COM               651718504    3,492  370,000 SH         SOLE              370,000
NOBLE AFFILIATES INC.           COM               654894104    3,422   91,855 SH         SOLE               91,855
NORTHWESTERN CORP.              COM               668074108    4,625  200,000 SH         SOLE              200,000
OCCIDENTAL PETROLEUM            COM               674599105    3,686  175,000 SH         SOLE              175,000
OCEAN ENERGY, INC.              COM               674812201    7,803  550,000 SH         SOLE              550,000
PETROLEUM GEO-SVCS A/S          COM               716597109    4,266  250,000 SH         SOLE              250,000
PHILLIPS PETROLEUM CO           COM               718507106    3,041   60,000 SH         SOLE               60,000
QUESTAR CORP.                   COM               748356102    5,192  268,000 SH         SOLE              268,000
ROYAL DUTCH PETROLEUM $1.25     GLD               780257804   52,328  850,000 SH         SOLE              850,000
SANTA FE INTL. CORP.            COM               G7805C108    6,289  180,000 SH         SOLE              180,000
SCHLUMBERGER, LTD.              COM               806857108   17,119  229,400 SH         SOLE              229,400
SHELL TRANSPORT & TRADING       ADRS              822703609   11,985  240,000 SH         SOLE              240,000
SOUTHDOWN, INC                  COM               841297104    5,775  100,000 SH         SOLE              100,000
STONE ENERGY CORP.              COM               861642106    6,232  104,300 SH         SOLE              104,300
TEMPLE-INLAND, INC.             COM               879868107    5,040  120,000 SH         SOLE              120,000
TESORO PETROLEUM CORP.          COM               881609101    3,037  300,000 SH         SOLE              300,000
TEXACO, INC.                    COM               881694103    9,946  186,775 SH         SOLE              186,775
TEXACO, INC.                    PUT               881694953      532   10,000      PUT
TOSCO CORP.                     COM               891490302    4,955  175,000 SH         SOLE              175,000
TOTALFINA ELF SA                ADR               89151E109    9,602  125,000 SH         SOLE              125,000
TRANSOCEAN SEDCO FOREX INC.     COM               G90078109   14,664  274,411 SH         SOLE              274,411
UNION PACIFIC RESOURCES         COM               907834105    4,968  225,816 SH         SOLE              225,816
UNOCAL CAPITAL TRUST $3.125 CV  COM               91528T207    3,373   72,540 SH         SOLE               72,540
UNOCAL CORP                     COM               985289102    4,969  150,000 SH         SOLE              150,000
VALERO ENERGY CORP.             COM               91913Y100    3,969  125,000 SH         SOLE              125,000
WEATHERFORD INTL. INC           COM               947074100    7,564  190,000 SH         SOLE              190,000
WEATHERFORD INTL. INC           PUT               947074950      398   10,000      PUT
WILLIAMS COMPANIES INC.         COM               969457100    8,337  200,000 SH         SOLE              200,000
WILLIAMS COMPANIES INC.         PUT               969457950      417   10,000      PUT
                                                            $611,085

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